PNC SMALL CAP FUND (Second Summary Prospectus) | PNC SMALL CAP FUND
PNC Small Cap Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 23of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 30 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.